Supplementary balance sheet detail (Schedule Of Analysis Of The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for Doubtful Accounts Receivable, Beginning Balance	$ 5,877	$ 6,969	$ 326	$ 244
Additions	244	85	771	129
Deductions		1,177		47
Allowance for Doubtful Accounts Receivable, Ending Balance	$ 244	$ 5,877	$ 1,097	$ 326